Reportable Segments	12 Months Ended
Apr. 30, 2012
Reportable Segments [Abstract]
Reportable Segments
NOTE 5	REPORTABLE SEGMENTS

The Company operates in one industry: the manufacturing and marketing of food products. The Company has three reportable segments: U.S. Retail Coffee, U.S. Retail Consumer Foods, and International, Foodservice, and Natural Foods. The U.S. Retail Coffee segment primarily represents the domestic sales of Folgers, Dunkin’ Donuts, Millstone, Café Bustelo, and Café Pilon branded coffee; the U.S. Retail Consumer Foods segment primarily includes domestic sales of Smucker’s, Crisco, Jif, Pillsbury, Eagle Brand, Hungry Jack, and Martha White branded products; and the International, Foodservice, and Natural Foods segment is comprised of products distributed domestically and in foreign countries through retail channels, foodservice distributors and operators (e.g., restaurants, lodging, schools and universities, health care operators), and health and natural foods stores and distributors.

Segment profit represents revenue, less direct and allocable operating expenses, and is consistent with the way in which the Company manages segments. However, the Company does not represent that the segments, if operated independently, would report the segment profit set forth below, as segment profit excludes certain operating expenses such as corporate administrative expenses. Segment assets represent direct and allocable assets, including certain corporate-held assets such as property, plant, and equipment, and are also set forth in the following table.

	Year Ended April 30,
	2012	2011	2010
Net sales:
U.S. Retail Coffee	$2,297,737	$1,930,869	$1,700,458
U.S. Retail Consumer Foods	2,094,456	1,953,043	2,004,700
International, Foodservice, and Natural Foods	1,133,589	941,831	900,131

Total net sales	$5,525,782	$4,825,743	$4,605,289

Segment profit:
U.S. Retail Coffee	$543,012	$536,133	$484,006
U.S. Retail Consumer Foods	393,300	406,455	407,721
International, Foodservice, and Natural Foods	168,572	159,580	140,404

Total segment profit	$1,104,884	$1,102,168	$1,032,131

Interest income	1,504	2,512	2,793
Interest expense	(81,296)	(69,594)	(65,187)
Share-based compensation expense	(19,292)	(19,896)	(20,687)
Cost of products sold – restructuring	(38,552)	(54,089)	(3,870)
Cost of products sold – merger and integration	(4,610)	—	—
Other restructuring costs	(42,589)	(47,868)	(1,841)
Other merger and integration costs	(29,904)	(11,194)	(33,692)
Corporate administrative expenses	(191,654)	(184,849)	(181,132)
Other income (expense) – net	2,667	(26)	2,238

Income before income taxes	$701,158	$717,164	$730,753

Assets:
U.S. Retail Coffee	$5,033,561	$4,830,127	$4,625,502
U.S. Retail Consumer Foods	2,612,732	2,416,037	2,327,466
International, Foodservice, and Natural Foods	1,179,624	684,434	694,478
Unallocated (A)	289,309	393,987	327,407

Total assets	$9,115,226	$8,324,585	$7,974,853

Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$102,323	$95,423	$99,490
U.S. Retail Consumer Foods	46,744	43,280	44,727
International, Foodservice, and Natural Foods	37,698	41,680	28,976
Unallocated (B)	64,821	76,855	24,217

Total depreciation, amortization, and impairment charges	$251,586	$257,238	$197,410

Additions to property, plant, and equipment:
U.S. Retail Coffee	$86,903	$59,910	$52,198
U.S. Retail Consumer Foods	159,544	88,217	58,457
International, Foodservice, and Natural Foods	27,797	31,953	26,328

Total additions to property, plant, and equipment	$274,244	$180,080	$136,983

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.
(B)	Primarily represents unallocated depreciation expense included in cost of products sold – restructuring, cost of products sold – merger and intergration, and corporate administrative expenses.

The following table presents certain geographical information.

	Year Ended April 30,
	2012	2011	2010
Net sales:
Domestic	$5,014,695	$4,358,091	$4,167,042
International:
Canada	$447,004	$409,710	$385,870
All other international	64,083	57,942	52,377

Total international	$511,087	$467,652	$438,247

Total net sales	$5,525,782	$4,825,743	$4,605,289

Assets:
Domestic	$8,721,449	$7,912,311	$7,591,931
International:
Canada	$386,026	$406,576	$376,788
All other international	7,751	5,698	6,134

Total international	$393,777	$412,274	$382,922

Total assets	$9,115,226	$8,324,585	$7,974,853

Long-lived assets (excluding goodwill and other intangibles):
Domestic	$1,164,802	$885,952	$854,523
International:
Canada	$28,072	$48,172	$61,743
All other international	37,262	706	712

Total international	$65,334	$48,878	$62,455

Total long-lived assets (excluding goodwill and other intangibles)	$1,230,136	$934,830	$916,978

The following table presents product sales information.

	Year Ended April 30,
	2012	2011	2010
Coffee	48%	44%	40%
Peanut butter	12	12	12
Fruit spreads	7	8	8
Shortening and oils	7	7	8
Baking mixes and frostings	6	6	6
Canned milk	5	5	5
Flour and baking ingredients	5	5	5
Portion control	2	3	3
Juices and beverages	2	3	3
Handheld frozen sandwiches	2	2	3
Toppings and syrups	2	2	2
Other	2	3	5

Total product sales	100%	100%	100%